RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Incurred fees	$ 3,016,594	$ 4,145,586	$ 6,821,583
Payable to related parties	208,963	190,664
Business services agreement [member] | Business instincts group [member]
IfrsStatementLineItems [Line Items]
Incurred fees	273,475	429,766
Payable to related parties		3,780
Independent consultant agreement [member] | Alberta lltd [member]
IfrsStatementLineItems [Line Items]
Incurred fees	487,688	592,500
Payable to related parties		35,417
Executive consultant agreement [member] | Scottlarson [member]
IfrsStatementLineItems [Line Items]
Incurred fees	116,266	215,019
Payable to related parties	$ 23,931	$ 9,287